SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenue and Assets by Segment

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Revenues:
EPM	$10,290,626	$8,643,244	$19,467,735	$15,820,361
CPD	—	—	—	—
Total	$10,290,626	$8,643,244	$19,467,735	$15,820,361

Segment Operating Income (Loss):
EPM	$2,217,043	$1,556,171	$2,731,850	$402,295
CPD	(1,728,085)	(1,334,878)	(3,206,618)	(1,740,942)
Total operating income (loss)	488,958	221,293	(474,768)	(1,338,647)
Interest expense	(125,348)	(169,837)	(274,737)	(335,031)
Other income (expenses), net	279,022	1,298,486	626,880	(2,287,216)
Income (loss) before income taxes and equity in losses of unconsolidated affiliates	$642,632	$1,349,942	$(122,625)	$(3,960,894)

	Year ended December 31,
	2021	2020
Revenue:
EPM	$35,705,305	$23,946,680
CPD	21,894	107,800
Total	$35,727,199	$24,054,480
Segment operating income (loss):
EPM	$(451,406)	$19,743
CPD	(5,029,377)	(2,631,261)
Total operating loss	(5,480,783)	(2,611,518)
Interest expense	(785,209)	(2,133,660)
Other (loss) income, net	(158,955)	2,668,911
Loss before income taxes	$(6,424,947)	$(2,076,267)

	As of December 31,
	2021	2020
Assets:
EPM	$48,645,789	$45,266,315
CPD	4,099,512	4,085,636
Total assets	$52,745,301	$49,351,951